Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2021
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Liabilities	Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Accrued research and development expense	$1,414	$720
Accrued professional expenses	362	701
Accrued compensation and benefit costs	1,040	1,687
Payroll tax payable	651	384
Income taxes payable	—	243
Other liabilities	440	413
	$3,907	$4,148